Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 841,000
Previously Paid Amount	0.00
Total Fee Amount	128.76
Total Offset Amount	0.00
Net Fee	128.76
Narrative - Max Aggregate Offering Price	$ 841,000
Final Prospectus	true